Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Common Stock
10.	Common Stock

Each share of common stock has the right to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and if declared by the board of directors, subject to the prior rights of holders of all classes of stock outstanding having priority rights as to dividends. No cash dividends have been declared by the board of directors from inception.

The Company has reserved the following shares of common stock for future issuance, on an as-converted basis, as follows:

	As of December 31, 2019	As of September 30, 2020
Convertible preferred stock	2,617,386	—
Stock options outstanding	1,514,770	1,927,428
Shares available for future grant under the 2020 Equity Incentive Plan	399,737	3,790,279
Shares available for future grant under the Employee Stock Purchase Plan	—	323,000
Common stock warrants	3,310	—
Total	4,535,203	6,040,707

11.	Common Stock

Each share of common stock has the right to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and if declared by the board of directors, subject to the prior rights of holders of all classes of stock outstanding having priority rights as to dividends. No cash dividends have been declared by the board of directors from inception.

The Company has reserved the following shares of common stock for future issuance, on an as-converted basis, as follows:

	As of December 31,
	2018	2019
Convertible preferred stock	2,617,386	2,617,386
Stock options outstanding	1,263,831	1,514,770
Shares available for future grant	220,675	399,737
Common stock warrants	3,310	3,310
Total	4,105,202	4,535,203

Common stock warrants are exercisable at a price of $7.93 per share through April 8, 2021.